Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 386
Ending balance	361	$ 386
Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,032	1,296
Capital expenditures	23	38
Leases	52	52
Acquisitions	1	8
Removed from service	(135)	(27)
Disposals of businesses and property		(278)
Translation and other, net	(1)	(57)
Ending balance	972	1,032
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(646)	(849)
Depreciation	(111)	(113)
Removed from service	135	27
Disposals of businesses and property		242
Translation and other, net	11	47
Ending balance	(611)	(646)
Land, Buildings and Building Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	270
Ending balance	262	270
Land, Buildings and Building Improvements [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	620	801
Capital expenditures	7	9
Leases	38	30
Acquisitions	1	7
Removed from service	(59)	(2)
Disposals of businesses and property		(196)
Translation and other, net	(1)	(29)
Ending balance	606	620
Land, Buildings and Building Improvements [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(350)	(475)
Depreciation	(61)	(61)
Removed from service	59	2
Disposals of businesses and property		161
Translation and other, net	8	23
Ending balance	(344)	(350)
Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	52
Ending balance	44	52
Computer Equipment [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	217	228
Capital expenditures	11	14
Leases	13	20
Acquisitions	0	1
Removed from service	(58)	(24)
Disposals of businesses and property		0
Translation and other, net	(5)	(22)
Ending balance	178	217
Computer Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(165)	(173)
Depreciation	(34)	(35)
Removed from service	58	24
Disposals of businesses and property		0
Translation and other, net	7	19
Ending balance	(134)	(165)
Furniture, Fixtures and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	64
Ending balance	55	64
Furniture, Fixtures and Other Equipment [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	195	267
Capital expenditures	5	15
Leases	1	2
Acquisitions	0	0
Removed from service	(18)	(1)
Disposals of businesses and property		(82)
Translation and other, net	5	(6)
Ending balance	188	195
Furniture, Fixtures and Other Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(131)	(201)
Depreciation	(16)	(17)
Removed from service	18	1
Disposals of businesses and property		81
Translation and other, net	(4)	5
Ending balance	$ (133)	$ (131)